Net Income per Limited Partner Unit and Cash Distributions - Distribution additional available cash from operating surplus among unitholders and general partner (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Distributions of additional available cash from operating surplus
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Per Unit Per Quarter	$ 0.35
All unitholders
Distributions of additional available cash from operating surplus
Total Quarterly Distribution per Unit Target Amount in First Target Distribution, Minimum (in dollars per share)	$ 0.3500
Total Quarterly Distribution per Unit Target Amount in First Target Distribution, Maximum (in dollars per share)	$ 0.4025
Total Quarterly Distribution per Unit Target Amount in Second Target Distribution, Minimum (in dollars per share)	$ 0.4025
Total Quarterly Distribution per Unit Target Amount in Second Target Distribution, Maximum (in dollars per share)	$ 0.4375
Total Quarterly Distribution per Unit Target Amount in Third Target Distribution, Minimum (in dollars per share)	$ 0.4375
Total Quarterly Distribution per Unit Target Amount in Third Target Distribution, Maximum (in dollars per share)	$ 0.5250
Total Quarterly Distribution per Unit Target Amount in Subsequent Target Distribution, Minimum (in dollars per share)	$ 0.5250
Marginal Percentage Interest in Minimum Quarterly Distribution	98.00%
Marginal Percentage Interest in First Target Distribution	98.00%
Marginal Percentage Interest in Second Target Distribution	85.00%
Marginal Percentage Interest in Third Target Distribution	75.00%
Marginal Percentage Interest in Subsequent Target Distribution	50.00%
General Partner
Distributions of additional available cash from operating surplus
Marginal Percentage Interest in Minimum Quarterly Distribution	2.00%
Marginal Percentage Interest in First Target Distribution	2.00%
Marginal Percentage Interest in Second Target Distribution	15.00%
Marginal Percentage Interest in Third Target Distribution	25.00%
Marginal Percentage Interest in Subsequent Target Distribution	50.00%